Property, plant and equipment, Reconciliations of Written Down Values (Details) $ in Thousands	6 Months Ended
Dec. 31, 2023 USD ($)
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	$ 241,102
Additions	38,217
Disposals	(35)
Exchange differences	(138)
Reversal of impairment	108
Transfers in/(out)	0
Depreciation expense	(15,071)
Property, plant and equipment, ending balance	264,182
Land [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	1,803
Additions	0
Disposals	0
Exchange differences	5
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	0
Property, plant and equipment, ending balance	1,808
Buildings [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	148,058
Additions	880
Disposals	0
Exchange differences	(26)
Reversal of impairment	0
Transfers in/(out)	1,380
Depreciation expense	(3,839)
Property, plant and equipment, ending balance	146,453
Plant and equipment [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,433
Additions	1,880
Disposals	(35)
Exchange differences	(49)
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	(207)
Property, plant and equipment, ending balance	5,022
Mining hardware [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	73,381
Additions	80
Disposals	0
Exchange differences	(113)
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	(11,025)
Property, plant and equipment, ending balance	62,323
HPC hardware [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	0
Additions	1,389
Disposals	0
Exchange differences	0
Reversal of impairment	0
Transfers in/(out)	0
Depreciation expense	0
Property, plant and equipment, ending balance	1,389
Development assets [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	14,427
Additions	33,987
Disposals	0
Exchange differences	45
Reversal of impairment	108
Transfers in/(out)	(1,380)
Depreciation expense	0
Property, plant and equipment, ending balance	$ 47,187